Interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Loans and advances, central banks	€ 1,728	€ 1,959	€ 1,606
Loans and advances, credit institutions	6,620	5,361	2,186
Debt instruments	16,120	14,501	10,416
Loans and advances, customers	77,781	70,619	54,110
Other interest	10,486	12,812	3,112
Total interest income	€ 112,735	€ 105,252	€ 71,430